Future Minimum Lease Payments Due Under Non-Cancelable Portions Of Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Operating Leased Assets [Line Items]
2013	$ 467,126
2014	400,317
2015	325,509
2016	246,738
2017	178,929
Thereafter	533,054
Total before sublease income	2,151,673
Less sublease income	48,389
Total	$ 2,103,284